Document And Entity Information	Jul. 07, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 07, 2025
Entity Registrant Name	CG Oncology, Inc.
Entity Central Index Key	0001991792
Entity Emerging Growth Company	true
Entity File Number	001-41925
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	37-1611499
Entity Address, Address Line One	400 Spectrum Center Drive
Entity Address, Address Line Two	Suite 2040
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	409-3700
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	CGON
Security Exchange Name	NASDAQ